ACCOUNTS AND OTHER RECEIVABLES (Disclosure of accounts and other receivables) (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Trade and other receivables [abstract]
HST recoverable	$ 345,422	$ 174,158
Other receivables	3,333	27,292
Accrued interest receivable on guaranteed investment certificates	62	32,791
Government grants receivable	0	60,850
Trade receivables	853,928	1,439
Total accounts and other receivables	$ 1,202,745	$ 296,530